Related party transactions - Transactions (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Related party transactions
Carrying amount	€ 4,277	€ 3,820
Share of results	12	12	€ 11
Dividend income	6	1	1
Share of shareholders' equity	165	145	128
Sales	153	167	117
Purchases	(193)	(159)	(252)
Trade Receivables	22	58	41
Trade Payables	(38)	(32)	€ (19)
Nokia Unterstutzungsgesellschaft mbH
Related party transactions
Carrying amount	€ 69	69
Interest rate (as percentage)	6.00%
Notice period	90 days
HMD
Related party transactions
Term of non-exclusive license to patents				10 years
Loans and receivables	€ 60
Maturity of receivable	3 years
Loan receivable interest rate (as a percent)	6.00%
Associates
Related party transactions
Financing commitments	€ 10	€ 20